EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 2.26%
196,213	Americredit Automobile Receivables Trust Series 2022-1 Class A2 2.05%, 01/20/2026	$ 194,268
431,622	Carvana Auto Receivables Trust Series 2021-N2 Class C 1.07%, 03/10/2028	411,369
1,032,542	CNH Capital Canada Receivables Trust(b) Series 2021-1A Class A2 CAD, 1.00%, 11/16/2026	715,392
361,709	E-Carat 11 PLC(c) GBP, 2.61%, 05/18/2028 1-day SONIA + 0.58%	402,760
800,000	Exeter Automobile Receivables Trust Series 2021-2A Class C 0.98%, 06/15/2026	770,579
403,782	GMF Canada Leasing Trust(b) Series 2020-1A Class A3 CAD, 1.05%, 11/20/2025	290,670
423,174	Invitation Homes Trust REIT(b)(c) Series 2018-SFR4 Class A 4.09%, 01/17/2038 1-mo. LIBOR + 1.10%	419,378
1,000,000	MBarc Credit Canada Inc(b) Series 2021-AA Class A3 CAD, 0.93%, 02/17/2026	696,030
975,000	OneMain Financial Issuance Trust(b) Series 2020-2A Class A 1.75%, 09/14/2035	858,363
590,335	Oscar US Funding X LLC(b) Series 2019-10 Class A4 3.27%, 05/10/2026	584,134
361,122	Purewest Funding LLC(b) Series 2021-1 Class A1 4.09%, 12/22/2036	342,376
444,990	SpringCastle America Funding LLC(b) Series 2020-AA Class A 1.97%, 09/25/2037	406,764
300,000	Tesla Auto Lease Trust(b) Series 2020-A Class B 1.18%, 01/22/2024	295,275
938,833	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	794,018
	Tricon American Homes Trust(b)
	Series 2017-SFR2 Class A
1,380,236	2.93%, 01/17/2036	1,347,200
	Series 2019-SFR1 Class A
571,948	2.75%, 03/17/2038	525,881
698,102	Trinity Rail Leasing LLC(b) Series 2020-2A Class A1 1.83%, 11/19/2050	640,780
		9,695,237
Principal Amount(a)		Fair Value
U.S. Government Agency — 0.19%
310,000	Federal Home Loan Mortgage Corp Structured Pass Through Certificates Series 2017-SR01 Class A3 3.09%, 11/25/2027	$ 288,247
546,820	Federal National Mortgage Association Grantor Trust Series 2017-T1 Class A 2.90%, 06/25/2027	508,584
		796,831
TOTAL ASSET-BACKED SECURITIES — 2.45% (Cost $11,400,951)		$10,492,068
CORPORATE BONDS AND NOTES
Basic Materials — 0.69%
	BASF SE
700,000	EUR, 3.13%, 06/29/2028	659,184
200,000	EUR, 1.50%, 03/17/2031	158,307
225,000	Braskem Idesa SAPI(b) 6.99%, 02/20/2032	150,187
	Celanese US Holdings LLC
1,147,000	EUR, 5.34%, 01/19/2029	1,015,917
327,000	6.33%, 07/15/2029	304,772
173,000	6.38%, 07/15/2032	160,764
	Orano SA
100,000	EUR, 4.88%, 09/23/2024	98,832
500,000	EUR, 2.75%, 03/08/2028	423,618
		2,971,581
Communications — 2.54%
	AT&T Inc
5,446,000	0.90%, 03/25/2024	5,150,724
370,000	EUR, 0.25%, 03/04/2026	324,557
1,100,000	EUR, 2.60%, 05/19/2038	835,564
	Charter Communications Operating LLC / Charter Communications Operating Capital
683,000	4.80%, 03/01/2050	492,709
924,000	3.85%, 04/01/2061	539,432
460,000	CK Hutchison Group Telecom Finance SA EUR, 1.13%, 10/17/2028	366,621
1,400,000	Prosus NV(b) EUR, 2.78%, 01/19/2034	940,929
	Rakuten Group Inc(d)
1,957,000	EUR, 4.25%, Perpetual	1,223,510
263,000	5.13%, Perpetual	195,830
481,000	6.25%, Perpetual	353,535
470,000	T-Mobile USA Inc 5.20%, 01/15/2033	449,511
		10,872,922
Consumer, Cyclical — 1.00%
290,000	Dick's Sporting Goods Inc 4.10%, 01/15/2052	179,212

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Ford Motor Co
435,000	3.25%, 02/12/2032	$ 313,344
864,000	6.10%, 08/19/2032	761,702
436,000	4.75%, 01/15/2043	288,889
547,000	Newell Brands Inc 6.63%, 09/15/2029	534,818
1,062,000	Nissan Motor Co Ltd(b) 4.81%, 09/17/2030	860,409
440,000	Volkswagen Group of America Finance LLC(b) 4.60%, 06/08/2029	403,983
	Warnermedia Holdings Inc(b)
347,000	5.05%, 03/15/2042	259,641
475,000	5.14%, 03/15/2052	345,239
430,000	5.39%, 03/15/2062	311,712
		4,258,949
Consumer, Non-Cyclical — 1.87%
1,056,000	AbbVie Inc 2.95%, 11/21/2026	967,463
803,000	Anheuser-Busch InBev SA EUR, 3.70%, 04/02/2040	712,472
	ASTM SpA
800,000	EUR, 1.50%, 01/25/2030	594,462
600,000	EUR, 2.38%, 11/25/2033	413,366
1,968,000	Autostrade per l'Italia SpA EUR, 2.00%, 01/15/2030	1,439,508
825,000	BAT International Finance PLC EUR, 2.25%, 01/16/2030	624,546
350,000	British American Tobacco PLC(d) EUR, 3.00%, Perpetual	251,406
475,000	DH Europe Finance II SARL EUR, 0.20%, 03/18/2026	417,686
675,000	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc(b) 3.63%, 01/15/2032	527,344
695,000	Medtronic Global Holdings SCA EUR, 3.38%, 10/15/2034	644,771
1,120,000	Royalty Pharma PLC 3.30%, 09/02/2040	751,355
	Thermo Fisher Scientific Finance I BV
150,000	EUR, 1.63%, 10/18/2041	97,101
260,000	EUR, 2.00%, 10/18/2051	160,179
646,000	Viatris Inc 4.00%, 06/22/2050	386,690
		7,988,349
Energy — 3.16%
	Aker BP ASA(b)
819,000	3.75%, 01/15/2030	696,189
1,129,000	3.10%, 07/15/2031	883,934
234,880,000	Petroleos Mexicanos MXN, 7.19%, 09/12/2024	10,532,697
Principal Amount(a)		Fair Value
Energy — (continued)
1,300,000	Wintershall Dea Finance 2 BV(d) EUR, 3.00%, Perpetual	$ 903,044
	Wintershall Dea Finance BV
300,000	EUR, 1.33%, 09/25/2028	239,275
400,000	EUR, 1.82%, 09/25/2031	291,936
		13,547,075
Financial — 10.27%
1,100,000	ABN AMRO Bank NV EUR, 0.50%, 09/23/2029	833,777
	Avolon Holdings Funding Ltd(b)
2,599,000	4.25%, 04/15/2026	2,330,443
1,692,000	2.75%, 02/21/2028	1,328,651
	Banco BPM SpA
200,000	EUR, 2.88%, 06/29/2031	157,591
200,000	EUR, 3.38%, 01/19/2032	155,582
1,200,000	Banco de Sabadell SA(d) EUR, 5.75%, Perpetual	914,383
880,000	Berkshire Hathaway Finance Corp EUR, 1.50%, 03/18/2030	722,018
	BNP Paribas SA
990,000	7.75%, Perpetual(b)(d)	913,572
1,300,000	EUR, 0.88%, 07/11/2030	984,696
600,000	EUR, 2.10%, 04/07/2032	466,628
	BPCE SA
400,000	EUR, 0.25%, 01/14/2031	285,491
500,000	EUR, 2.38%, 04/26/2032	418,142
500,000	Citigroup Inc 4.91%, 05/24/2033	459,998
1,200,000	Commerzbank AG(d) EUR, 6.13%, Perpetual	989,357
400,000	Credit Agricole Home Loan SFH SA EUR, 1.25%, 03/24/2031	335,950
	Credit Suisse Group AG
1,300,000	EUR, 2.88%, 04/02/2032	983,572
784,000	3.09%, 05/14/2032(b)	550,398
1,511,000	6.54%, 08/12/2033(b)	1,358,009
	Deutsche Bank AG
1,400,000	EUR, 4.63%, Perpetual(d)	918,092
1,800,000	EUR, 1.75%, 11/19/2030	1,333,236
300,000	EUR, 5.63%, 05/19/2031	279,725
1,700,000	3.55%, 09/18/2031	1,296,175
325,000	Digital Euro Finco LLC REIT EUR, 2.63%, 04/15/2024	309,265
523,000	Global Atlantic Fin Co(b) 3.13%, 06/15/2031	383,001
850,000	GLP Capital LP / GLP Financing II Inc REIT 5.38%, 04/15/2026	813,034
1,225,000	Hammerson Ireland Finance Designated Activity Co REIT EUR, 1.75%, 06/03/2027	869,330
800,000	Ibercaja Banco SA EUR, 2.75%, 07/23/2030	643,263
	ING Groep NV
1,200,000	EUR, 0.88%, 11/29/2030	898,057
500,000	EUR, 1.75%, 02/16/2031	396,360

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Intesa Sanpaolo SpA(d)
1,234,000	EUR, 5.88%, Perpetual	$ 858,658
1,568,000	EUR, 7.75%, Perpetual	1,356,149
	JPMorgan Chase & Co
2,610,000	3.85%, 06/14/2025	2,538,467
590,000	EUR, 1.96%, 03/23/2030	498,582
1,070,000	Kreditanstalt fuer Wiederaufbau EUR, 0.38%, 04/23/2030	881,893
295,000	MDGH GMTN RSC Ltd 2.50%, 11/07/2024	280,988
475,000	MPT Operating Partnership LP / MPT Finance Corp REIT EUR, 0.99%, 10/15/2026	377,510
1,154,000	Nasdaq Inc EUR, 0.90%, 07/30/2033	760,530
427,000	Nationwide Building Society(d) GBP, 5.75%, Perpetual	380,697
	Raiffeisen Bank International AG
100,000	EUR, 0.05%, 09/01/2027	76,956
600,000	EUR, 2.88%, 06/18/2032	460,200
2,388,000	Samhallsbyggnadsbolaget i Norden AB(d) EUR, 2.62%, Perpetual	1,012,202
	SBA Tower Trust REIT(b)
600,000	2.84%, 01/15/2025	561,324
840,000	1.88%, 01/15/2026	738,584
1,773,000	Simon International Finance SCA REIT EUR, 1.13%, 03/19/2033	1,194,289
250,000	SLM Corp 4.20%, 10/29/2025	223,795
	Spirit Realty LP REIT
335,000	4.00%, 07/15/2029	288,428
565,000	3.20%, 02/15/2031	440,227
403,000	Toronto-Dominion Bank EUR, 1.95%, 04/08/2030	334,984
	UBS Group AG
400,000	4.75%, 05/12/2028(b)	375,487
1,051,000	EUR, 0.88%, 11/03/2031	752,611
770,000	4.99%, 08/05/2033(b)	691,848
1,482,000	UniCredit SpA(d) EUR, 7.50%, Perpetual	1,275,151
100,000	Vonovia Finance BV EUR, 0.50%, 09/14/2029	72,005
	Vonovia SE
100,000	EUR, 0.63%, 12/14/2029	71,133
1,200,000	EUR, 2.38%, 03/25/2032	927,296
800,000	EUR, 0.75%, 09/01/2032	509,883
660,000	WEA Finance LLC(b) 2.88%, 01/15/2027	560,569
703,000	WEA Finance LLC / Westfield UK & Europe Finance PLC(b) 4.75%, 09/17/2044	487,292
1,720,000	Wells Fargo & Co EUR, 1.74%, 05/04/2030	1,411,318
1,720,000	Westpac Banking Corp 2.67%, 11/15/2035	1,265,270
		43,992,122
Principal Amount(a)		Fair Value
Industrial — 0.69%
1,300,000	Abertis Infraestructuras Finance BV(d) EUR, 3.25%, Perpetual	$ 1,030,068
1,920,000	FedEx Corp EUR, 0.95%, 05/04/2033	1,290,366
691,000	General Electric Co EUR, 4.13%, 09/19/2035	642,476
		2,962,910
Technology — 0.58%
	Fidelity National Information Services Inc
142,000	EUR, 1.50%, 05/21/2027	124,144
486,000	EUR, 2.00%, 05/21/2030	399,808
1,074,000	Oracle Corp 3.65%, 03/25/2041	729,701
1,600,000	Ubisoft Entertainment SA EUR, 0.88%, 11/24/2027	1,229,373
		2,483,026
Utilities — 1.66%
	Electricite de France SA
1,200,000	EUR, 2.63%, Perpetual(d)	824,203
200,000	EUR, 3.00%, Perpetual(d)	142,348
500,000	EUR, 5.38%, Perpetual(d)	455,576
400,000	GBP, 6.00%, Perpetual(d)	346,129
1,000,000	EUR, 2.00%, 12/09/2049	552,887
575,000	Enel Finance International NV EUR, 0.38%, 06/17/2027	475,290
1,553,000	National Grid North America Inc EUR, 1.05%, 01/20/2031	1,164,290
510,000	Southern Co EUR, 1.88%, 09/15/2081	347,377
	Suez SACA
1,300,000	EUR, 2.38%, 05/24/2030	1,095,223
100,000	EUR, 2.88%, 05/24/2034	81,188
	Vistra Operations Co LLC(b)
1,051,000	3.70%, 01/30/2027	930,828
834,000	4.30%, 07/15/2029	710,645
		7,125,984
TOTAL CORPORATE BONDS AND NOTES — 22.46% (Cost $125,955,279)		$96,202,918
FOREIGN GOVERNMENT BONDS AND NOTES
739,000	Africa Finance Corp 4.38%, 04/17/2026	676,185
	African Export-Import Bank
550,000	5.25%, 10/11/2023	544,885
3,334,000	3.80%, 05/17/2031	2,702,740
	Australia Government Bond
19,460,000	AUD, 1.25%, 05/21/2032	9,831,261
2,359,000	AUD, 2.75%, 06/21/2035	1,319,766
500,000	AUD, 3.00%, 03/21/2047	264,372
1,834,000	AUD, 1.75%, 06/21/2051	712,490

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
1,957,000	Banque Ouest Africaine de Developpement EUR, 2.75%, 01/22/2033	$ 1,400,104
	Bundesrepublik Deutschland Bundesanleihe
8,352,500	EUR, 0.00%, 02/15/2032	6,747,192
1,600,000	EUR, 1.70%, 08/15/2032	1,509,456
531,000	EUR, 2.50%, 08/15/2046	559,203
3,425,000	EUR, 0.00%, 08/15/2052	1,804,477
	Canadian Government Bond
1,450,000	CAD, 1.00%, 09/01/2026	958,427
9,260,000	CAD, 0.50%, 12/01/2030	5,442,978
850,000	CAD, 3.50%, 12/01/2045	647,628
1,100,000	CAD, 2.00%, 12/01/2051	628,157
40,050,000	China Government Bond CNY, 3.81%, 09/14/2050	6,225,450
2,300,000	Denmark Government Bond DKK, 4.50%, 11/15/2039	381,133
3,571,720	Deutsche Bundesrepublik Inflation Linked Bond EUR, 0.10%, 04/15/2033	3,918,873
	European Union
1,900,000	EUR, 1.38%, 10/04/2029	1,693,524
4,730,000	EUR, 0.00%, 07/04/2031	3,612,445
5,006,000	EUR, 0.40%, 02/04/2037	3,395,029
1,250,000	EUR, 0.45%, 07/04/2041	759,928
750,000	Finland Government Bond(b) EUR, 0.50%, 09/15/2027	671,013
	French Republic Government Bond OAT
4,750,000	EUR, 0.25%, 11/25/2026	4,305,799
366,034	EUR, 0.00%, 11/25/2031	284,559
3,200,000	EUR, 0.00%, 05/25/2032	2,440,221
950,000	EUR, 0.75%, 05/25/2052	527,703
286,078,000	Iceland Rikisbref ISK, 4.50%, 02/17/2042	1,765,280
18,827,000,000	Indonesia Treasury Bond IDR, 7.00%, 09/15/2030	1,211,635
	Ireland Government Bond
2,100,000	EUR, 3.40%, 03/18/2024	2,102,593
3,200,000	EUR, 0.35%, 10/18/2032	2,488,816
	Italy Buoni Poliennali Del Tesoro
956,000	EUR, 0.90%, 04/01/2031	714,405
409,000	EUR, 2.45%, 09/01/2033(b)	330,541
1,002,000	EUR, 0.95%, 03/01/2037(b)	622,690
699,000	EUR, 2.15%, 03/01/2072(b)	408,702
	Japan Government Five Year Bond
1,297,950,000	JPY, 0.10%, 03/20/2023	8,979,020
600,000,000	JPY, 0.10%, 03/20/2024	4,156,430
125,650,000	JPY, 0.01%, 09/20/2026	868,003
	Japan Government Ten Year Bond
669,400,000	JPY, 0.10%, 03/20/2027	4,637,791
600,000,000	JPY, 0.10%, 12/20/2027	4,147,433
466,150,000	JPY, 0.10%, 09/20/2031	3,166,425
72,000,000	JPY, 0.20%, 06/20/2032	495,031
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Japan Government Thirty Year Bond
589,700,000	JPY, 1.50%, 03/20/2045	$ 4,375,344
163,700,000	JPY, 0.80%, 12/20/2047	1,020,838
752,750,000	JPY, 0.70%, 12/20/2048	4,514,472
311,600,000	JPY, 0.40%, 03/20/2050	1,700,118
	Japan Government Twenty Year Bond
209,100,000	JPY, 2.10%, 12/20/2029	1,639,686
22,250,000	JPY, 1.70%, 09/20/2033	174,912
431,500,000	JPY, 1.50%, 06/20/2034	3,327,884
793,450,000	JPY, 0.40%, 03/20/2036	5,332,009
1,025,000	Kingdom of Belgium Government Bond(b) EUR, 1.90%, 06/22/2038	855,391
1,676,920,000	Korea Treasury Bond KRW, 1.88%, 03/10/2051	758,037
	Mexican Bonos
475,000(e)	MXN, 5.75%, 03/05/2026	2,069,650
973,200(e)	MXN, 7.75%, 05/29/2031	4,288,565
	Mexico Government International Bond
1,957,000	EUR, 2.13%, 10/25/2051	982,950
3,990,000	EUR, 4.00%, 03/15/2115	2,593,758
3,910,000	Netherlands Government Bond(b) EUR, 0.75%, 07/15/2027	3,596,927
477,000	New Zealand Government Bond NZD, 1.50%, 05/15/2031	214,096
700,000	Philippine Government International Bond EUR, 0.00%, 02/03/2023	677,605
500,000	Portugal Obrigacoes do Tesouro OT(b) EUR, 1.65%, 07/16/2032	427,179
1,225,000	Republic of Austria Government Bond(b) EUR, 0.00%, 02/20/2031	957,303
2,312,000	Republic of Poland Government Bond PLN, 3.25%, 07/25/2025	417,820
	Republic of South Africa Government Bond
39,966,000	ZAR, 8.88%, 02/28/2035	1,804,211
101,242,885	ZAR, 8.50%, 01/31/2037	4,314,849
	Romanian Government International Bond
654,000	EUR, 2.88%, 05/26/2028	504,707
151,000	EUR, 2.50%, 02/08/2030	105,340
645,000	EUR, 3.62%, 05/26/2030(b)	474,585
98,000	EUR, 3.62%, 05/26/2030	72,108
911,000	EUR, 1.75%, 07/13/2030	576,724
584,000	EUR, 2.12%, 07/16/2031	362,957
362,000	EUR, 3.88%, 10/29/2035	243,164
298,000	EUR, 3.38%, 02/08/2038	179,937
2,579,000	EUR, 2.63%, 12/02/2040	1,289,247
2,035,000	EUR, 2.75%, 04/14/2041	1,019,853
2,123,000	EUR, 2.88%, 04/13/2042	1,066,327
623,000	EUR, 4.63%, 04/03/2049	401,144
457,000	EUR, 3.38%, 01/28/2050	230,056

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
800,000	Singapore Government Bond SGD, 2.63%, 05/01/2028	$ 531,384
350,000	Slovenia Government Bond EUR, 0.00%, 02/12/2031	262,003
7,055,000	Spain Government Bond(b) EUR, 0.70%, 04/30/2032	5,491,403
3,975,000	Sweden Government Bond SEK, 2.25%, 06/01/2032	361,913
925,000	Swiss Confederation Government Bond CHF, 0.50%, 06/27/2032	875,408
3,127,000	Tunisian Republic EUR, 6.38%, 07/15/2026	1,751,691
	United Kingdom Gilt
900,000	GBP, 1.25%, 07/22/2027	869,120
9,541	GBP, 4.75%, 12/07/2030	11,127
2,365,000	GBP, 1.00%, 01/31/2032	1,989,186
2,729,140	GBP, 3.50%, 01/22/2045	2,845,482
2,880,000	GBP, 1.25%, 07/31/2051	1,793,721
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 39.54% (Cost $227,384,002)		$169,411,984
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.25%
347,847	Brass No 10 PLC(b)(f) Series 10A Class A1 0.67%, 04/16/2069	331,620
900,000	BXHPP Trust(b)(c) Series 2021-FILM Class B 3.72%, 08/15/2036 1-mo. LIBOR + 0.90%	838,236
425,000	CGDB Commercial Mortgage Trust(b)(c) Series 2019-MOB Class A 3.77%, 11/15/2036 1-mo. LIBOR + 0.95%	412,179
297,752	CHC Commercial Mortgage Trust(b)(c) Series 2019-CHC Class B 4.32%, 06/15/2034 1-mo. LIBOR + 1.50%	288,833
1,150,000	COMM Mortgage Trust(b) Series 2020-CX Class A 2.17%, 11/10/2046	900,846
478,552	HPLY Trust(b)(c) Series 2019-HIT Class A 3.82%, 11/15/2036 1-mo. LIBOR + 1.00%	465,319
292,500	Lanark Master Issuer PLC(b)(c) Series 2020-1A Class 2A GBP, 2.56%, 12/22/2069 1-day SONIA + 0.57%	325,016
591,873	New Residential Mortgage Loan Trust(b)(f) Series 2022-NQM1 Class A1 2.28%, 01/25/2026	500,947
Principal Amount(a)		Fair Value
Non-Agency — (continued)
200,000	Paragon Mortgages No 25 PLC(c) Series 25 Class B GBP, 3.02%, 05/15/2050 1-day SONIA + 1.07%	$ 221,727
479,411	Tower Bridge Funding PLC(c) Series 2021-2 Class A GBP, 2.77%, 11/20/2063 1-day SONIA + 0.78%	525,734
590,864	Wells Fargo Commercial Mortgage Trust(b)(c) Series 2021-SAVE Class A 3.97%, 02/15/2040 1-mo. LIBOR + 1.15%	562,727
		5,373,184
U.S. Government Agency — 16.29%
557,003	FARM Mortgage Trust(b)(f) Series 2021-1 Class A 2.18%, 01/25/2051	470,946
	Federal Home Loan Mortgage Corp
949,027	2.00%, 08/01/2051	772,565
4,159,656	2.00%, 04/01/2052	3,384,451
4,606,930	3.50%, 06/01/2052	4,152,901
4,403,731	4.00%, 06/01/2052	4,091,454
2,897,295	5.00%, 07/01/2052	2,827,301
166,386	Federal Home Loan Mortgage Corp Multifamily Structured Credit Risk(b)(c) Series 2021-MN1 Class M1 4.28%, 01/25/2051 1-mo. SOFR + 2.00%	159,814
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series KC02 Class A2
298,234	3.37%, 07/25/2025	288,449
	Series KL3W Class AFLW
408,578	3.00%, 08/25/2025(c) 1-mo. LIBOR + 0.45%	408,132
	Federal National Mortgage Association
10,424,252	3.50%, 06/01/2052	9,398,275
4,676,378	4.00%, 06/01/2052	4,344,327
8,671,226	4.50%, 06/01/2052	8,283,980
3,772,047	5.00%, 07/01/2052	3,678,492
8,000,000	Government National Mortgage Association 3.50%, 10/01/2052	7,275,938
	Seasoned Credit Risk Transfer Trust
	Series 2017-4 Class M45T
162,476	4.50%, 06/25/2057	159,243
	Series 2018-4 Class M55D
276,983	4.00%, 03/25/2058	266,481
	Series 2019-3 Class M55D
207,529	4.00%, 10/25/2058	198,408
	Series 2020-3 Class TTU
330,017	2.50%, 05/25/2060	306,560

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Seasoned Loans Structured Transaction Trust
	Series 2018-2 Class A1
302,396	3.50%, 11/25/2028	$ 288,499
	Series 2019-1 Class A2
400,000	3.50%, 05/25/2029	370,207
	Series 2019-2 Class A1C
341,494	2.75%, 09/25/2029	315,551
	Series 2019-3 Class A2C
500,000	2.75%, 11/25/2029	440,148
	Uniform Mortgage-Backed Security(g)
3,000,000	2.50%, TBA	2,516,426
9,000,000	3.00%, TBA	7,831,758
8,000,000	3.50%, TBA	7,560,000
		69,790,306
TOTAL MORTGAGE-BACKED SECURITIES — 17.54% (Cost $80,314,279)		$75,163,490
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
2,300,000	1.38%, 02/15/2023(h)	2,279,875
4,650,000	3.00%, 06/30/2024	4,548,645
4,600,000	1.50%, 09/30/2024	4,360,836
6,856,800	2.13%, 05/15/2025	6,494,943
5,406,800	0.88%, 06/30/2026	4,786,708
2,900,000	2.25%, 11/15/2027	2,653,613
2,699,400	2.88%, 05/15/2028	2,537,014
1,200,000	5.50%, 08/15/2028	1,288,125
5,240,300	1.88%, 02/15/2032	4,440,336
9,945,000	2.88%, 05/15/2032	9,194,463
4,425,000	2.75%, 08/15/2032	4,046,109
8,110,000	1.13%, 05/15/2040	5,067,800
6,750,000	1.88%, 02/15/2041	4,781,162
1,732,800	3.63%, 08/15/2043	1,615,768
3,339,100	3.38%, 11/15/2048	3,039,494
7,100,000	2.25%, 02/15/2052	5,158,594
TOTAL U.S. TREASURY BONDS AND NOTES — 15.47% (Cost $72,820,067)		$66,293,485
Contract Size
PURCHASED OPTIONS
0	CHF Currency Call GBP Option, exercise price 1.10, expiration November 1, 2022, notional amount 995,000	15,876
Contract Size		Fair Value
Purchased Options — (continued)
0	CHF Currency Put GBP Option, exercise price 1.01, expiration November 1, 2022, notional amount 995,000	$ 3,233
0	USD Currency Put TWD Option, exercise price 1.04, expiration November 1, 2022, notional amount 995,000	16,653
TOTAL PURCHASED OPTIONS — 0.01% (Cost $35,639)		$35,762
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.12%
$ 506,875	Undivided interest of 37.33% in a repurchase agreement (principal amount/value $1,368,568 with a maturity value of $1,368,908) with Citigroup Global Markets Inc, 2.98%, dated 9/30/22 to be repurchased at $506,875 on 10/3/22 collateralized by U.S. Treasury securities, 0.00% - 4.25%, 1/26/23 - 5/15/48, with a value of $1,395,939.(i)	506,875
TOTAL SHORT TERM INVESTMENTS — 0.12% (Cost $506,875)		$506,875
TOTAL INVESTMENTS — 97.59% (Cost $518,417,092)		$418,106,582
OTHER ASSETS & LIABILITIES, NET — 2.41%		$10,310,827
TOTAL NET ASSETS — 100.00%		$428,417,409

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2022.
(d)	Security has no contractual maturity date and pays an indefinite stream of interest.
(e)	Principal amount is stated in 100 Mexican Peso Units.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(g)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(h)	All or a portion of the security is on loan at September 30, 2022.
(i)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
SONIA	Sterling Overnight Interbank Average Rate is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market.
TBA	To Be Announced
At September 30, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Short
Canadian 10 Year Bond Futures	83	CAD	10,257,970	December 2022	$96,539
Euro-Bobl Futures	111	EUR	13,292,250	December 2022	316,172
Euro-Bund Futures	276	EUR	38,223,240	December 2022	1,635,873
Euro-Buxl 30 Year Bond Futures	15	EUR	2,199,600	December 2022	211,495
Euro-Schatz Futures	35	EUR	4,191,250	December 2022	25,081
Japan 10 Year Bond Futures	20	JPY	2,966,000,000	December 2022	100,660
Long Gilt Futures	26	GBP	2,506,400	December 2022	6,671
U.S. 10 Year Treasury Ultra Futures	9	USD	1,066,359	December 2022	51,953
U.S. 2 Year Treasury Note Futures	21	USD	4,313,203	December 2022	59,063
U.S. 5 Year Treasury Note Futures	143	USD	15,373,617	December 2022	559,845
U.S. Long Bond Futures	6	USD	758,438	December 2022	46,234
Long
Euro-Bobl Futures	62	EUR	7,424,500	December 2022	(193,110)
Euro-BTP Futures	10	EUR	1,119,800	December 2022	(57,770)
Euro-Schatz Futures	5	EUR	598,750	December 2022	(2,621)
Long Gilt Futures	8	GBP	771,200	December 2022	9,288
U.S. 10 Year Treasury Note Futures	440	USD	49,307,500	December 2022	(526,114)
U.S. 5 Year Treasury Note Futures	24	USD	2,580,188	December 2022	(29,077)
U.S. Long Bond Futures	2	USD	252,812	December 2022	(18,906)
U.S. Ultra Bond Futures	12	USD	1,644,000	December 2022	(119,468)
				Net Appreciation	$2,171,808
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
At September 30, 2022, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
ANZ	USD	51,183	EUR	50,000	October 25, 2022	$2,094
BA	CHF	1,051,360	USD	1,082,285	October 25, 2022	(14,330)
BA	DKK	3,204,318	USD	440,000	October 25, 2022	(16,901)
BA	HUF	222,288,884	EUR	543,567	October 25, 2022	(27,741)
BA	JPY	475,452,450	USD	3,300,000	October 25, 2022	(7,403)
BA	USD	217,372	CLP	216,611,078	October 25, 2022	(5,445)
BA	USD	3,100,000	JPY	445,084,050	October 25, 2022	17,710
BA	USD	1,800,000	THB	66,186,000	October 25, 2022	48,413
BA	USD	4,766,805	ZAR	82,466,112	October 25, 2022	221,355
BA	ZAR	3,621,634	USD	207,996	October 25, 2022	(8,376)
BB	AUD	3,676,835	USD	2,471,122	October 25, 2022	(118,357)
BB	CAD	2,391,428	USD	1,830,846	October 13, 2022	(99,638)
BB	EUR	5,552,398	GBP	4,890,000	October 25, 2022	(79,225)
BB	EUR	63,305	PLN	304,371	October 25, 2022	1,641
BB	EUR	564,945	USD	566,000	October 13, 2022	(11,815)
BB	EUR	4,591,439	USD	4,638,737	October 25, 2022	(130,899)
BB	HUF	214,002,828	EUR	524,324	October 25, 2022	(26,687)
BB	IDR	24,901,795,000	USD	1,678,827	October 13, 2022	(45,184)
BB	MYR	3,270,000	USD	731,135	October 13, 2022	(27,268)
BB	PLN	1,632,416	EUR	338,289	October 25, 2022	(5,309)
BB	PLN	1,677,461	USD	353,429	October 13, 2022	(15,762)
BB	USD	1,996,045	BRL	11,279,393	November 03, 2022	(77,831)
BB	USD	228,110	CLP	241,796,367	October 25, 2022	(20,614)
BB	USD	681,484	IDR	10,171,156,000	October 13, 2022	14,222
BB	USD	503,008	INR	40,052,000	October 13, 2022	11,803
BB	USD	919,931	TWD	27,921,000	October 13, 2022	41,471
BB	USD	1,240,350	ZAR	21,575,888	October 25, 2022	51,109
BB	ZAR	1,775,000	USD	102,753	October 13, 2022	(4,807)
BBH	CNY	133,648,241	USD	19,771,997	October 25, 2022	(1,037,965)
BNP	CZK	16,178,692	EUR	654,491	October 25, 2022	(5,072)
BNP	EUR	190,000	GBP	164,490	October 25, 2022	3,075
BNP	EUR	1,582,973	PLN	7,607,722	October 25, 2022	52,184
BNP	HUF	22,140,072	EUR	54,357	October 25, 2022	(2,582)
BNP	ILS	1,294,691	USD	374,458	October 25, 2022	(10,606)
BNP	JPY	528,470,265	USD	3,864,718	October 25, 2022	(204,962)
BNP	NOK	46,652,246	EUR	4,508,710	October 25, 2022	(179,101)
BNP	PLN	6,333,369	EUR	1,308,854	October 25, 2022	(20,567)
BNP	SGD	743,586	USD	529,567	October 25, 2022	(11,705)
BNP	USD	151,328	CAD	197,889	October 25, 2022	8,074
BNP	USD	228,110	CLP	240,644,412	October 25, 2022	(19,429)
BNP	USD	537,190	EUR	521,872	October 25, 2022	24,820
BNP	USD	1,251,206	MXN	25,730,000	October 25, 2022	(20,297)
BNY	EUR	2,110,534	CZK	53,627,417	October 25, 2022	(3,128)
BNY	GBP	1,119,781	USD	1,328,322	October 25, 2022	(77,457)
CA	HUF	22,125,116	EUR	54,357	October 25, 2022	(2,580)
CIT	CZK	6,521,366	USD	264,761	October 13, 2022	(5,284)
CIT	CZK	8,945,466	USD	362,686	October 25, 2022	(7,231)
CIT	EUR	2,434,010	PLN	11,975,590	October 25, 2022	39,857
CIT	EUR	287,052	USD	285,000	October 13, 2022	(3,415)
CIT	GBP	763,554	USD	841,000	October 13, 2022	11,748
CIT	HUF	245,414,261	EUR	597,358	October 25, 2022	(30,505)
CIT	INR	17,051,693	USD	212,952	October 25, 2022	(4,270)
CIT	JPY	79,463,280	USD	551,000	October 13, 2022	(1,303)
CIT	USD	6,528,791	AUD	9,482,649	October 13, 2022	462,028
CIT	USD	2,660,000	AUD	3,810,649	October 25, 2022	221,609
CIT	USD	250,815	EUR	250,000	October 13, 2022	5,576
CIT	USD	751,246	GBP	650,000	October 13, 2022	25,317
CIT	USD	551,000	JPY	79,202,184	October 13, 2022	3,110
CIT	USD	279,620	SEK	3,000,000	October 13, 2022	9,137
CIT	USD	339,000	ZAR	5,930,641	October 13, 2022	11,740
FB	COP	901,130,162	USD	193,663	October 25, 2022	928
FB	INR	4,336,946	USD	54,185	October 25, 2022	(1,108)
FB	USD	15,394,262	JPY	2,124,049,510	October 25, 2022	684,822
FB	USD	1,621,135	MXN	34,275,000	October 25, 2022	(72,638)
GS	AUD	1,535,227	USD	1,025,000	October 13, 2022	(42,800)
GS	CAD	260,000	USD	194,530	October 13, 2022	(6,310)
GS	CHF	1,108,814	GBP	978,244	October 13, 2022	34,041
GS	CNY	83,675,924	USD	12,094,908	October 13, 2022	(331,738)
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
GS	EUR	1,900,362	USD	1,893,000	October 13, 2022	$(28,833)
GS	GBP	674,700	CHF	730,366	October 13, 2022	16,914
GS	GBP	251,039	USD	290,000	October 13, 2022	(9,636)
GS	HUF	224,144,022	EUR	548,999	October 25, 2022	(27,525)
GS	INR	42,573,585	USD	532,137	October 25, 2022	(11,114)
GS	JPY	283,000,000	USD	1,989,036	October 13, 2022	(31,350)
GS	KRW	780,935,000	USD	557,174	October 13, 2022	(13,073)
GS	PLN	2,728,672	EUR	562,857	October 25, 2022	(8,852)
GS	PLN	2,136,702	USD	452,000	October 13, 2022	(21,889)
GS	RON	710,000	USD	145,424	October 13, 2022	(5,068)
GS	THB	24,395,000	USD	669,953	October 12, 2022	(23,759)
GS	TWD	28,083,000	USD	890,755	October 13, 2022	(7,199)
GS	USD	542,000	AUD	791,348	October 13, 2022	35,715
GS	USD	551,000	CAD	752,904	October 13, 2022	5,956
GS	USD	229,000	CNY	1,584,116	October 13, 2022	6,305
GS	USD	15,071,405	EUR	15,034,973	October 13, 2022	322,789
GS	USD	580,000	GBP	530,142	October 13, 2022	(12,070)
GS	USD	561,097	KRW	780,935,000	October 13, 2022	16,996
GS	USD	4,791,397	MXN	96,985,542	October 13, 2022	(12,362)
GS	USD	141,000	PLN	675,084	October 13, 2022	5,108
GS	USD	226,000	SEK	2,401,299	October 13, 2022	9,496
GS	USD	2,543,912	ZAR	43,147,437	October 13, 2022	162,984
GS	ZAR	9,738,084	USD	554,000	October 13, 2022	(16,641)
GS	ZAR	18,443,724	USD	1,058,980	October 25, 2022	(42,380)
HSB	AUD	897,354	USD	611,000	October 13, 2022	(36,896)
HSB	BRL	1,755,000	USD	335,564	October 13, 2022	(11,257)
HSB	CAD	765,300	USD	557,000	October 13, 2022	(2,982)
HSB	CHF	1,078,699	GBP	990,000	October 13, 2022	(33,771)
HSB	CLP	91,620,000	USD	103,619	October 13, 2022	(9,181)
HSB	CNY	10,123,971	USD	1,462,117	October 13, 2022	(38,888)
HSB	COP	940,251,000	USD	212,823	October 13, 2022	(9,342)
HSB	EUR	391,130	PLN	1,877,618	October 25, 2022	13,355
HSB	EUR	224,772	USD	216,000	October 12, 2022	4,475
HSB	EUR	889,212	USD	884,976	October 13, 2022	(12,699)
HSB	GBP	243,177	USD	282,000	October 13, 2022	(10,417)
HSB	HUF	217,085,750	EUR	527,830	October 25, 2022	(27,150)
HSB	HUF	58,034,303	USD	142,257	October 13, 2022	(8,361)
HSB	ILS	1,120,000	USD	337,768	October 13, 2022	(23,348)
HSB	INR	80,104,000	USD	1,003,910	October 13, 2022	(21,500)
HSB	INR	63,848,404	USD	798,205	October 25, 2022	(16,817)
HSB	JPY	1,725,035,710	USD	12,481,267	October 13, 2022	(548,129)
HSB	KRW	774,720,000	USD	563,105	October 13, 2022	(23,334)
HSB	NOK	2,454,699	USD	251,438	October 13, 2022	(25,968)
HSB	PEN	450,000	USD	117,078	October 13, 2022	(4,317)
HSB	PLN	3,441,116	USD	729,000	October 13, 2022	(36,315)
HSB	TWD	27,679,000	USD	900,117	October 13, 2022	(29,271)
HSB	USD	662,631	AUD	1,025,000	October 13, 2022	6,861
HSB	USD	334,990	BRL	1,755,000	October 13, 2022	10,682
HSB	USD	377,049	CLP	387,714,614	October 25, 2022	(21,774)
HSB	USD	689,000	CNY	4,766,458	October 13, 2022	18,931
HSB	USD	214,961	EUR	224,772	October 12, 2022	(5,514)
HSB	USD	6,235,361	EUR	6,213,353	October 13, 2022	140,348
HSB	USD	362,158	IDR	5,407,018,000	October 13, 2022	7,439
HSB	USD	504,882	INR	40,052,000	October 13, 2022	13,676
HSB	USD	784,725	INR	62,734,815	October 25, 2022	16,965
HSB	USD	1,132,606	KRW	1,542,996,000	October 13, 2022	57,553
HSB	USD	1,021,000	PLN	4,841,091	October 13, 2022	46,504
HSB	USD	94,122	SGD	131,351	October 13, 2022	2,655
HSB	USD	448,994	TWD	13,948,000	October 13, 2022	10,158
HSB	USD	1,169,650	ZAR	20,414,721	October 25, 2022	44,411
HSB	ZAR	3,719,277	USD	214,000	October 13, 2022	(8,766)
HSB	ZAR	5,537,216	USD	317,694	October 25, 2022	(12,488)
JPM	BRL	11,366,217	USD	2,095,541	November 03, 2022	(5,701)
JPM	CAD	760,111	USD	551,000	October 13, 2022	(739)
JPM	CHF	554,268	GBP	490,000	October 13, 2022	16,467
JPM	CHF	180,000	USD	185,884	October 13, 2022	(3,242)
JPM	CNY	8,968,056	USD	1,285,000	October 13, 2022	(24,270)
JPM	EUR	440,174	USD	432,000	October 13, 2022	(209)
JPM	GBP	1,773,300	CHF	1,955,879	October 13, 2022	(3,760)
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JPM	GBP	1,961,651	USD	2,295,216	October 13, 2022	$(104,416)
JPM	IDR	10,814,037,000	USD	728,791	October 13, 2022	(19,353)
JPM	INR	82,608,000	USD	1,034,984	October 13, 2022	(21,864)
JPM	KRW	2,833,338,000	USD	2,091,930	October 13, 2022	(117,857)
JPM	KRW	3,428,794,210	USD	2,619,700	October 25, 2022	(237,809)
JPM	NZD	663,139	USD	407,705	October 13, 2022	(36,552)
JPM	PLN	2,722,622	USD	569,000	October 13, 2022	(20,945)
JPM	SEK	13,196,682	USD	1,235,350	October 13, 2022	(45,522)
JPM	TWD	13,894,000	USD	450,589	October 13, 2022	(13,451)
JPM	USD	896,000	CAD	1,199,405	October 13, 2022	27,724
JPM	USD	225,888	CLP	225,718,544	October 25, 2022	(6,297)
JPM	USD	893,000	CNY	6,190,163	October 13, 2022	22,786
JPM	USD	1,991,281	EUR	1,971,990	October 13, 2022	56,849
JPM	USD	1,550,000	GBP	1,402,395	October 13, 2022	(16,215)
JPM	USD	364,134	IDR	5,407,019,000	October 13, 2022	9,415
JPM	USD	1,022,874	INR	81,893,000	October 13, 2022	18,522
JPM	USD	480,913	JPY	69,500,000	October 13, 2022	139
JPM	USD	588,000	PLN	2,804,052	October 13, 2022	23,554
JPM	USD	531,437	SEK	5,646,980	October 13, 2022	22,299
JPM	USD	902,029	TWD	27,787,000	October 13, 2022	27,785
MS	CAD	886,587	USD	675,064	October 25, 2022	(33,249)
MS	EUR	4,675,000	USD	4,647,638	October 25, 2022	(57,761)
MS	JPY	6,450,000	USD	45,561	October 25, 2022	(894)
MS	NZD	268,433	USD	163,113	October 25, 2022	(12,863)
MS	PLN	2,118,356	USD	431,423	October 25, 2022	(5,870)
MS	USD	46,891,852	EUR	46,276,549	October 25, 2022	1,457,912
MS	USD	366,777	IDR	5,550,114,119	October 25, 2022	3,017
MS	USD	156,989	NZD	255,889	October 25, 2022	13,760
MS	USD	480,491	PLN	2,324,800	October 25, 2022	13,466
MS	USD	194,232	ZAR	3,235,000	October 25, 2022	15,922
MS	ZAR	5,045,652	USD	289,980	October 25, 2022	(11,869)
RBS	AUD	430,500	USD	290,930	October 25, 2022	(15,458)
RBS	CLP	2,064,872,880	USD	2,011,370	October 25, 2022	112,660
RBS	HUF	153,907,654	EUR	380,497	October 25, 2022	(20,755)
RBS	INR	59,377,262	USD	742,522	October 25, 2022	(15,853)
RBS	USD	342,165	CLP	365,722,708	October 25, 2022	(34,036)
SAH	EUR	1,100,000	USD	1,132,111	October 25, 2022	(52,140)
SEB	EUR	4,742,331	NOK	47,256,753	October 25, 2022	335,705
SEB	EUR	11,580,772	USD	11,616,568	October 25, 2022	(246,660)
SEB	NOK	34,822,573	EUR	3,400,000	October 25, 2022	(126,860)
SEB	SEK	5,988,693	USD	564,349	October 25, 2022	(24,114)
SG	HUF	132,000,000	USD	319,967	October 25, 2022	(16,570)
SG	RON	813,212	USD	164,293	October 25, 2022	(3,824)
SG	SEK	3,788,447	USD	358,250	October 25, 2022	(16,498)
SG	USD	700,000	EUR	702,462	October 25, 2022	10,329
SG	USD	230,000	GBP	196,022	October 25, 2022	11,032
TD	EUR	3,250,000	USD	3,254,434	October 25, 2022	(63,610)
TD	HUF	44,213,715	EUR	108,713	October 25, 2022	(5,156)
TD	THB	87,710,818	USD	2,406,795	October 25, 2022	(85,562)
TD	USD	186,000	CNY	1,255,974	October 25, 2022	9,945
TD	ZAR	6,174,377	USD	355,350	October 25, 2022	(15,024)
UBS	EUR	2,055,127	CZK	52,068,687	October 25, 2022	(3,243)
UBS	EUR	5,430,279	GBP	4,631,164	October 25, 2022	194,814
UBS	GBP	1,176,482	USD	1,368,419	October 25, 2022	(54,215)
UBS	INR	151,251	USD	1,877	October 25, 2022	(26)
UBS	NOK	2,248,722	USD	220,594	October 25, 2022	(14,018)
UBS	PLN	407,000	USD	86,671	October 25, 2022	(4,909)
UBS	USD	330,000	BRL	1,727,418	November 03, 2022	12,390
UBS	USD	301,307	CLP	300,282,756	October 25, 2022	(7,579)
UBS	USD	1,566,296	EUR	1,540,577	October 25, 2022	53,770
UBS	USD	1,565,275	INR	125,159,414	October 25, 2022	33,553
UBS	USD	280,000	JPY	40,431,356	October 25, 2022	5
UBS	USD	8,057,180	MXN	172,340,321	October 25, 2022	(459,387)
					Net Depreciation	$(694,106)
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
At September 30, 2022, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount(c)	Value	Upfront Payments/(Receipts)	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
CDX.NA.HY.38 Index(a)	$10,795,000	$(63,265)	$(293,711)	5.00%	June 20, 2027	$230,445	Sell	Quarterly
CDX.NA.HY.38 Index(a)	7,270,000	169,395	56,226	5.00%	June 20, 2027	259,247	Buy	Quarterly
iTraxx Europe Crossover Series 37 Version 1 Index	2,660,000	96,404	(23,275)	5.00%	June 20, 2027	118,514	Buy	Quarterly
CDX.NA.IG.39 Index(b)	65,700,000	(247,279)	(176,559)	1.00%	December 20, 2027	(70,720)	Sell	Quarterly
iTraxx Europe Series 38 Version 1 Index	95,550,000	(1,218,110)	(1,031,081)	1.00%	December 20, 2027	(175,731)	Sell	Quarterly
iTraxx Europe Crossover Series 38 Version 1 Index	5,000,000	260,935	250,183	5.00%	December 20, 2027	8,018	Buy	Quarterly
CDX.NA.HY.39 Index(a)	7,270,000	283,530	281,006	5.00%	December 20, 2027	2,524	Buy	Quarterly
					Net Appreciation	$372,297
(a) Based on an index of North American bonds with high yield credit ratings that trade in the credit default swap market.
(b) Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
(c) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
At September 30, 2022, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
2.65%	1-day SONIA	53,500,000	October 25, 2024	$(3,138,826)	Daily
2.74%	1-day SONIA	12,500,000	October 25, 2024	(708,544)	Daily
2.76%	1-day SONIA	12,500,000	October 25, 2024	(705,337)	Daily
4.19%	3-mo. NZD-BBR-FRA	9,600,000	October 25, 2024	(47,774)	Quarterly
4.41%	3-mo. NZD-BBR-FRA	10,200,000	October 25, 2024	(26,492)	Quarterly
3-mo. JIBAR	7.74%	120,000,000	October 25, 2024	45,528	Quarterly
6-mo. BBSW	3.75%	9,900,000	October 25, 2025	80,854	Semi Annual
12.80%	6-mo. BZDIO	1,785,416	January 4, 2027	18,639	Semi Annual
2.50%	7-day CNRR	160,260,000	October 25, 2027	(52,018)	Weekly
3.63%	3-mo. KRW-CD-KSDA	1,429,928,177	October 25, 2027	(21,645)	Quarterly
2.77%	3-mo. TELBOR	1,800,000	October 25, 2027	(18,934)	Quarterly
3.56%	3-mo. KRW-CD-KSDA	1,070,409,618	October 25, 2027	(18,540)	Quarterly
3.62%	3-mo. KRW-CD-KSDA	799,662,205	October 25, 2027	(12,227)	Quarterly
6-mo. EURIBOR	1.62%	4,800,000	October 25, 2027	300,058	Semi Annual
1.88%	6-mo. EURIBOR	2,400,000	October 25, 2032	(249,139)	Semi Annual
2.98%	3-mo. KRW-CD-KSDA	3,722,200,000	October 25, 2032	(186,704)	Quarterly
2.62%	1-year SOFR	700,000	October 25, 2032	(55,484)	Annual
1-day SONIA	2.15%	13,300,000	October 25, 2032	2,682,531	Daily
			Net Depreciation	$(2,114,054)
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
At September 30, 2022, the Fund held the following OTC written options:
Description	Counterparty	Number of Contracts	Exercise Price	Expiration Date	Notional Amount	Premium Received/(Paid)	Fair Value
U.S. 5 year Treasury Note Future Call	GS	87	113.5	November 2022	87	$(12,404)	$(1,360)
U.S. 10 year Treasury Note Future Call	GS	56	115.0	December 2022	56	(34,086)	(33,250)
GBP Currency Call CHF 1.10	BB	-	1.1	November 2022	995,000	(8,767)	(8,832)
USD Currency Put TWD 1.01	BB	-	1.0	November 2022	995,000	(6,639)	(6,688)
CHF Currency Put GBP 1.04	BB	-	1.1	November 2022	995,000	(7,199)	(7,199)
U.S. 10 year Treasury Note Future Put	GS	56	110.0	December 2022	56	(52,026)	(50,750)
						$(121,121)	$(108,079)
Abbreviations:
ANZ	ANZ McCaughan Australia
BA	Bank of America Corp
BB	Barclays Bank PLC
BBH	Brown Brothers Harriman
BBSW	Bank Bill Swap Rate
BNP	BNP Paribas Securities Corp
BNY	Bank of New York
BZDIO	Brazil Cetip Interbank Deposit
CA	Credit Agricole
CIT	Citigroup Global Markets
CNRR	China Fixing Repo Rate
EURIBOR	Euro Interbank Offered Rate is the interest rate published by European Money Markets Institute, that banks offer to lend unsecured funds to other banks.
FB	Credit Suisse
GS	Goldman Sachs
HSB	HSBC Bank USA
JIBAR	Johannesburg Interbank Average Rate is the benchmark for short-term interest rates in South Africa.
JPM	JP Morgan Chase & Co
KRW-CD-KSDA	South Korea Interbank Offered Rate
MS	Morgan Stanley & Co LLC
NZD-BBR-FRA	The rate for the New Zealand Dollar bills of exchange for a period of designated maturity.
RBS	Royal Bank of Scotland
SAH	Standard Chartered Bank
SEB	Skandinaviska Enskilda Banken AB
SG	Societe General SA
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
SONIA	Sterling Overnight Interbank Average Rate is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market.
TD	Toronto Dominion Bank
TELBOR	Bank of Israel Interest Rate Fixings is the interest rate on inter-bank loans
UBS	UBS AG
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand
Summary of Investments by Country as of September 30, 2022.
Country	Fair Value	Percentage of Fund Investments
United States	$180,072,144	43.07%
Japan	51,752,813	12.38
Germany	22,563,482	5.40
Mexico	20,617,808	4.93
France	16,212,139	3.88
Australia	13,393,160	3.20
United Kingdom	11,323,496	2.71
Belgium	11,028,790	2.64
Netherlands	9,934,948	2.38
Canada	9,714,265	2.32
Italy	8,326,806	1.99
Spain	7,049,049	1.68
Romania	6,526,149	1.56
China	6,225,450	1.49
South Africa	6,119,060	1.46
Switzerland	5,587,332	1.34
Ireland	5,460,738	1.31
Cayman Islands	3,659,094	0.87
Egypt	3,247,625	0.78
Luxembourg	2,623,367	0.63
Iceland	1,765,280	0.42
Tunisia	1,751,691	0.42
Norway	1,580,123	0.38
Austria	1,494,458	0.36
Togo	1,400,104	0.33
Sweden	1,374,114	0.33
Indonesia	1,211,635	0.29
Bermuda	794,018	0.19
South Korea	758,037	0.18
Philippines	677,605	0.16
Nigeria	676,185	0.16
Finland	671,013	0.16
Singapore	531,384	0.13
Portugal	427,179	0.10
Poland	417,820	0.10
Denmark	381,133	0.09
United Arab Emirates	280,988	0.07
Slovenia	262,003	0.06
New Zealand	214,097	0.05
Total	$418,106,582	100.00%
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Purchased and Written Options	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2022, all of the Fund’s investments are valued using Level 2 inputs, except for Futures Contracts, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

September 30, 2022

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Options
The Fund may buy and sell put and call options, or write put and call options to increase, decrease, or change the level or types of exposure to market risk factors. When an option is purchased, the Fund is entitled to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price. Options can be an over-the-counter transaction or maybe executed on a registered exchange and cleared through a clearing-house associated with the exchange. The use of options may involve risks such as the Fund paying a premium without the option being exercised, or that the clearinghouse will fail to perform its obligations. The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. When writing options, the Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contact. The risk in buying an option is that the Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.
Purchased options, if any, are reported in the Schedule of Investments. Written options, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call option for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes an option, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. The Fund held an average market value of $12,225,307 and $(12,691,424) in purchased options and written options, respectively, for the reporting period.

September 30, 2022

Purchased and written swaptions, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call swaption for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. The Fund held an average market value of $14,990,000 and $(42,620,000) in purchased swaptions and written swaptions, respectively, for the reporting period. As of September 30, 2022, there were no purchased or written swaptions held.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of (456) futures contracts, net of both long and short positions, for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $302,341,779 in forward contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps). The Fund held an average notional amount of $100,287,960 in credit default swaps for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $11,460,211,214 in interest rate swaps for the reporting period.

September 30, 2022